Offerings - Offering: 1	May 11, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Contingent Deferred Annuity Contracts
Maximum Aggregate Offering Price	$ 41,500,000.00
Amount of Registration Fee	$ 5,731.15
Offering Note	(1)The Amount Registered and the Proposed Maximum Offering Price Per Unit are not applicable because the securities are not issued in predetermined amounts or units. (2)The maximum aggregate offering price is estimated solely for purposes of determining the registration fee.(3)A wire transfer in the amount of $5,731.15 was transmitted to the Securities and Exchange Commission on March 18, 2026.